Columbia Acorn Trust

Supplement dated December 21, 2006
to the Prospectuses dated May 1, 2006 of
Columbia Thermostat Fund – Class A, B and C shares
and Class Z shares

Effective December 22, 2006, the following changes are made to the Class A, B and C and the Class Z prospectuses of the Columbia Thermostat Fund (the “Fund” or “Thermostat”):

1.  The “Stock/Bond Allocation Table” and examples on pages 3-4 are deleted in their entirety and replaced as follows (to reflect S&P levels above 1700):

Thermostat invests the Stock/Bond Assets among the Portfolio Funds according to the asset allocation table.  The current allocation table is set forth below:

Stock/Bond Allocation Table

	How Thermostat will Invest the Stock/Bond Assets
Level of the S&P 500	Stock Percentage	Bond Percentage

over 1800	0%	100%
over 1750 - 1800	5	95
over 1700 -1750	10	90
over 1650-1700	15	85
over 1600-1650	20	80
over 1550-1600	25	75
over 1500-1550	30	70
over 1450-1500	35	65
over 1400-1450	40	60
over 1350-1400	45	55
over 1300-1350	50	50
over 1250-1300	55	45
over 1200-1250	60	40
over 1150-1200	65	35
over 1100-1150	70	30
over 1050-1100	75	25
over 1000-1050	80	20
over 950-1000	85	15
over 900-950	90	10
over 850-900	95	5
850 and under	100	0

When the S&P 500 moves into a new band on the table, the Fund will promptly rebalance the stock-bond mix to reflect the new S&P price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds.  The only exception will be a “31-day Rule”; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days.  Following a change in the Fund’s stock-bond mix, if the S&P 500 remains within the same band for a while, normal market fluctuations will change the values of the Fund’s holdings of stock Portfolio Funds and bond Portfolio Funds.  We will invest cash flows from sales (or redemptions) of Fund shares to bring the stock-bond mix back toward the allocation percentages for that S&P 500 band.  For example, if the S&P 500 is in the 1000 - 1050 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, new cash would be invested in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds).  If the 31-day Rule is in effect, new cash flows will be invested at the stock-bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following market events occurred:

Date	Level of S&P 500	How Thermostat will invest the Stock/Bond Assets
Nov. 1	We begin when the market is 1340	50% stocks, 50% bonds

Dec. 1	The S&P 500 goes to 1351	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P drops back to 1345	no reversal for 31 days

Jan. 2	The S&P is at 1342	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P drops to 1299	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P goes up to 1305	no reversal for 31 days

Feb. 20	The S&P is at 1310	rebalance 50% stocks, 50% bonds

2.  The Fund no longer intends to invest in Columbia Large Cap Value Fund and instead intends to invest in Columbia Marsico Growth Fund.  All of the changes will be implemented by December 22, 2006.  As a result of those changes, the following changes are made to the prospectuses:

(a)  The portion of the “Allocation of Stock/Bond Assets within Asset Classes” relating to stock funds located on page 4 is deleted and replaced in its entirety as follows:

Allocation of Stock/Bond Assets within Assets Classes

Stock Funds	Type of Fund	Allocation

Columbia Acorn Fund	Mid-cap growth	15%

Columbia Acorn Select	Mid-cap growth	10%

Columbia Marsico Growth Fund	Large-cap growth	15%

Columbia Acorn International	Small/mid-cap international growth	15%

Columbia Dividend Income Fund	Large-cap value	20%

Columbia Large Cap Enhanced Core Fund(1)	Large-cap blend	25%

(1)          Nations LargeCap Enhanced Core Fund changed its name on September 26, 2005 to Columbia Large Cap Enhanced Core Fund.

(b)  The section entitled “The Fund – Principal Investment Strategies – Columbia Large Cap Value Fund, Class Z (Value Fund)” on page 6 is deleted in its entirety and replaced as follows:

Columbia Marsico Growth Fund, Class Z (Marsico Growth Fund)

Marsico Growth Fund seeks long-term growth of capital.

Marsico Growth Funds invests all of its assets in Columbia Marsico Growth Master Portfolio (the Master Portfolio).  The Master Portfolio has the same investment objective as Marsico Growth Fund.

The Master Portfolio invests primarily in equity securities of large-capitalization companies with a market capitalization of $4 billion or more that are selected for their growth potential.  It generally holds a core position of between 35 and 50 common stocks.  It may hold up to 25% of its assets in foreign securities.

The Master Portfolio may also invest in securities that aren’t part of its principal investment strategies, but it won’t hold more than 10% of its assets in any one type of these securities.

In selecting investments for the Master Portfolio, the investment adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape.  In addition, the investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed.

As a result of the “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

The investment adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the investment adviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors.  The investment adviser also may prepare detailed earnings and cash flow models of companies.  These models may assist the investment adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios.  Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance.  The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The investment adviser may reduce or sell investments in portfolio companies if, in the opinion of the investment adviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.  The Master Portfolio’s core investments generally are comprised of established companies and securities that exhibit growth characteristics.  However, the Master Portfolio also may typically include companies with more aggressive growth characteristics and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico Growth Fund could withdraw its entire investment from the Master Portfolio if it believes it’s in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective).  It is unlikely that this would happen, but if it did, Marsico Growth Fund’s portfolio could be less diversified and therefore less liquid, and expenses could increase.  Marsico Growth Fund might also have to pay brokerage, tax or other charges.

(c)   The following disclosure is added to the section entitled “The Fund – Principal Investment Risks” beginning on page 9:

Investing in the Master Portfolio.  Marsico Growth Fund invests in the Master Portfolio, in which other mutual funds and eligible investors can buy shares. All investors in the Master Portfolio invest under the same terms and conditions as Marsico Growth Fund and pay a proportionate share of the Master Portfolio’s expenses.  Other feeder funds that invest in the Master Portfolio may have different share prices and returns than Marsico Growth Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

(d)  The section entitled “The Fund – Principal Investment Risks – Real estate investment trust risk” on page 12 is deleted in its entirety.

INT-47/115949-1206

COLUMBIA ACORN TRUST

Columbia Thermostat Fund (“the Fund”)

Supplement dated December 21, 2006 to the
Statement of Additional Information
dated May 1, 2006

Effective December 22, 2006, the Fund no longer intends to invest in Columbia Large Cap Value Fund and instead intends to invest in Columbia Marsico Growth Fund.  The following changes are made to the statement of additional information:

1.  The list of funds in which the Fund may invest is amended to remove Columbia Large Cap Value Fund and to add Columbia Marsico Growth Fund.  Under the section entitled “Definitions” on page 2, the definition of “Portfolio Funds” is deleted and replaced with the following:

Funds in which Columbia Thermostat Fund may invest, including Columbia Acorn Fund, Columbia Acorn Select, Columbia Marsico Growth Fund, Columbia Acorn International, Columbia Dividend Income Fund, Columbia Large Cap Enhanced Core Fund, Columbia Federal Securities Fund, Columbia Intermediate Bond Fund and Columbia Conservative High Yield Fund

2.  Under the section entitled “Investment Policies” on pages 2-3, the sentence at the end of the first paragraph is deleted in its entirety and replaced with the following:

Columbia Thermostat Fund may invest in the following Portfolio Funds: Columbia Acorn Fund, Columbia Acorn Select, Columbia Marsico Growth Fund, Columbia Acorn International, Columbia Dividend Income Fund, Columbia Large Cap Enhanced Core Fund, Columbia Federal Securities Fund, Columbia Intermediate Bond Fund and Columbia Conservative High Yield Fund.

3.  The investment restrictions under the section entitled “Investment Restrictions of Portfolio Funds of Columbia Thermostat Fund” on pages 8-9 relating to the Columbia Large Cap Value Fund are deleted in their entirety and replaced with the following:

Columbia Marsico Growth Fund (“CMGF”)

Fundamental Investment Policies

1.               CMGF may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective.  This restriction shall not limit the

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Fund’s ability to invest in securities issued by other registered management investment companies.

2.               CMGF may not purchase or sell real estate, except that CMGF may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.               CMGF may not purchase or sell commodities, except that CMGF may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.               CMGF may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by CMGF.

5.               CMGF may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by CMGF.

6.               CMGF may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by CMGF.

7.               CMGF may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) CMGF’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by CMGF.

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Non-Fundamental Investment Policies

1.               CMGF may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future.  If CMGF is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G), it will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

2.               CMGF may not invest or hold more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

3.               CMGF may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of CMGF’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

4.               CMGF may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of CMGF’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

5.               CMGF may not make investments for the purpose of exercising control of management. (Investments by CMGF in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

6.               CMGF may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”) or CMGF segregates assets in the amount at least equal to the underlying security or asset.

7.               To the extent CMGF is subject to Rule 35d-1 under the 1940 Act (the “Names Rule”), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy:  Shareholders will receive at least 60 days’ notice of any change to

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CMGF’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

INT-50/116046-1206

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